Other Operating Income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other operating income [abstract]
Government grants	¥ 33,055	¥ 35,944	¥ 61,296
Rental income from investment properties	75,159	81,923	81,608
Others	2,427	7,438	5,772
Other operating income	¥ 110,641	¥ 125,305	¥ 148,676